Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Stock Option Activity and Related Information
A summary of our stock option activity and related information is as follows:

		Weighted-Average
	Stock Options	Exercise Price Per Share ($)	Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($ in millions)
Outstanding at January 1, 2022	422,500	17.51
Granted	—	—
Forfeited	—	—
Exercised	(250,000)	15.53
Outstanding at December 31, 2022	172,500	20.37	5.36
At December 31, 2022:
Vested and expected to vest	172,500	20.37	5.36	—
Exercisable	—	—	—	—

Schedule of Key Inputs and Assumptions in Stock Option Valuation Models	The weighted-average grant date fair value of stock options granted during 2021 was $9.82 per share.

2021
Valuation model	Monte Carlo
Exercise price ($)	20.37
Expected option term (in years)	2.00
Expected volatility of the Company’s stock (%)	60.00
Risk-free interest rate (%)	0.80
Dividend yield (%)	—

Summary of Stock Award Activity and Related Information
A summary of our stock award activity and related information is as follows:

	PSUs	Weighted- Average Grant Date Fair Value ($)	RSUs	Weighted- Average Grant Date Fair Value ($)
Nonvested at January 1, 2022	5,300,825	21.50	1,059,472	10.05
Granted	1,714,667	25.37	95,357	20.46
Vested	—	—	(1,034,846)	10.16
Forfeited	(1,734,548)	12.08	(29,302)	9.08
Nonvested at December 31, 2022	5,280,944	25.85	90,681	20.07

At December 31, 2022:
Unrecognized cost for nonvested awards ($ in millions)	64		—
Weighted-average future recognition period (in years)	2.27		0.35

Schedule of Fair Value of Stock Awards Granted Including Weighted Average Grant Date Fair Value	Details of the grants are as follows:

	2022	2021	2020
PSUs granted during the year	1,714,667	3,740,075	—
Weighted-average grant date fair value ($)	25.37	26.10	—

RSUs granted during the year	95,357	79,844	2,375,141
Weighted-average grant date fair value ($)	20.46	22.29	9.04

Schedule of Stock-Based Compensation Expense
Total compensation cost (recovery) for our stock-based compensation plans is recorded based on the employees’ respective functions as detailed below.

	For the year ended December 31,
($ in millions)	2022	2021	2020
Cost of services	2	2	(1)
Selling, general and administrative	37	30	(4)
Research and development	2	3	(1)
Stock-based compensation expense before income taxes	41	35	(7)
Income tax benefit (provision)	10	8	(2)
Total stock-based compensation, net of tax	31	27	(5)